Prepayments (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments [Abstract]
Schedule of prepayments
	December 31, 2021	December 31, 2020
Prepayments
Prepayment - subcontracting	$4,420,242	$416,442
Prepayment - fuel	277,666	179,954
Prepayment - insurance	102,188	92,089
Prepayment - parts and others	183,999	370,850
Prepayment - salaries	436,847	-
Prepayment - legal	52,996	-
Total prepayments	$5,473,938	$1,059,335